PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of principal subsidiaries
As of December 31, 2021, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
Yunji Holding Limited	Hong Kong	December 20, 2017	100%	Investment holding
Chuangke Information Technology (Shenzhen) Co., Ltd.	Shenzhen	August 28, 2018	100%	Technology development
Zhejiang Youji Supply Chain Management Co., Ltd.	Huzhou	November 30, 2016	100%	Procurement
Anhui Delue Network Technology Co., Ltd.	Hefei	January 15, 2017	100%	Customer service
Zhejiang Jiyuan Network Technology Co., Ltd.	Hangzhou	August 14, 2018	100%	Procurement
Zhejiang Zhelue Network Technology Co., Ltd.	Hangzhou	May 23, 2016	100%	Sales of merchandise
Hangzhou Jichuang Network Technology Co., Ltd.	Hangzhou	May 23, 2016	100%	Investment holding
Yunji Hongkong Limited	Hong Kong	August 25, 2015	100%	Procurement
Ningbo Yunchu Trading Co., Ltd.	Ningbo	May 10, 2018	100%	Custom clearance
Hangzhou Yunchuang Sharing Network Technology Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Desking technology (HK) Co., Limited	Hong Kong	July 26, 2016	100%	Investment holding and Financing solution
Jironghuishang Commercial Factoring (Tianjin) Co., Ltd.	Tianjin	October 16, 2018	100%	Financing solution
Zhejiang Yunxuan Supply Chain Management Co., Ltd.	Hangzhou	August 9, 2018	100%	Procurement

Schedule of variable interest entities
As of December 31, 2021, the Company’s principal consolidated VIEs and VIE’s subsidiaries are as follows:

	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
VIEs and VIE subsidiaries
Yunji Sharing Technology Co., Ltd.	Hangzhou	March 5,2018	100%	Investment holding
Zhejiang Yunji Preferred E-Commerce Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Zhejiang Jishang Preferred E-Commerce Co., Ltd.	Hangzhou	April 22, 2016	100%	Procurement
Zhejiang Jixiang E-commerce Co., Ltd. (“Jixiang”)	Hangzhou	August 14, 2018	100%	E-Commerce
Hangzhou Fengjing Network Technology Co., Ltd.	Hangzhou	December 18, 2020	100%	Investment holding
Ningbo Meishan Bonded Port Area Jichuang Taihong Venture Capital Partnership (LP) (“Jichuang Taihong”)	Ningbo	January 15, 2019	100%	Investment holding
Hangzhou Heyi e-commerce Co., Ltd.	Hangzhou	August 5, 2020	100%	E-Commerce
Anhui Yunhe Network Technology Co., Ltd. (“Yunhe”)	Hefei	March 28, 2019	100%	Customer service and Procurement

Condensed Balance Sheet [Table Text Block]	The following disclosures present the operations and financial positions of the businesses that currently constitute the VIE entities as of and for the respective periods.):

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	137,994	70,599
Restricted cash	125,844	62,243
Accounts receivable, net	12,204	4,028
Advance to suppliers	18,334	10,801
Inventories, net	3,500	1,694
Amounts due from the Group companies (2)	3,909,067	520,888
Amounts due from related parties (1)	6,603	1,178
Prepaid expense and other current assets	195,428	158,148
Property, equipment and software, net	23,698	11,191
Long-term investments	34,625	215,293
Operating lease right-of-use assets	8,612	3,852
Deferred tax assets	44,674	4,463
Other non-current assets	7,553	13,182

Total assets	4,528,136	1,077,560

Accounts payable	296,640	121,347
Deferred revenue	35,412	21,058
Incentive payables to members	8,212	6,085
Members management fee payable	45,841	7,328
Other payable and accrued liabilities	232,719	156,509
Amounts due to the Group companies (3)	4,142,953	793,245
Amounts due to related parties (1)	11,483	11,804
Operating lease liabilities, current	5,160	2,768
Operating lease liabilities, non-current	4,265	1,403
Deferred Tax Liability	—	—

Total liabilities (4)	4,782,685	1,121,547

Condensed financial statements

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenues:
Third-party revenues	2,042,636	1,351,842	513,299
Intra-Group revenue	2,528,138	1,770,244	501,168

Total revenues	4,570,774	3,122,086	1,014,467
Operating cost and expenses:
Third-party operating cost and expenses	(3,854,682)	(2,566,806)	(906,559)
Intra-Group operating cost and expenses	(750,197)	(565,409)	(118,456)

Total operating cost and expenses	(4,604,879)	(3,132,215)	(1,025,015)

Net income	16,071	6,826	164,950
Net cash provided by transactions with external parties	1,789,881	2,426,562	539,673
Net cash used in transactions with intra-Group entities	(2,809,056)	(2,365,128)	(497,190)

Net cash (used in)/generated by operating activities	(1,019,175)	61,434	42,483

Net cash provided by/(used in) transactions with external parties	440,033	(18,347)	8,102
Net cash used in transactions with intra-Group entities	—	—	(180,000)

Net cash generated by/(used in) investing activities	440,033	(18,347)	(171,898)

Net cash provided by/(used in) transactions with external parties	—	2,300	(1,198)
Net cash provided by/(used in) transactions with intra-Group entities	—	—	—

Net cash generated by/(used in) financing activities	—	2,300	(1,198)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	288	(1,161)	(383)

Net (decrease)/increase in cash, cash equivalents and restricted cash	(578,854)	44,226	(130,996)
Cash, cash equivalents and restricted cash at beginning of year	798,466	219,612	263,838

Cash, cash equivalents and restricted cash at end of year	219,612	263,838	132,842